Property and Equipment	6 Months Ended
Sep. 30, 2021
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
4.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	September 30, 2021	March 31, 2021
Computer and equipment	211,047	198,637
Automobiles	373,502	99,939
	584,549	298,576
less: Accumulated depreciation	(282,789)	(250,284)
Total, net	$301,760	$48,292

For the six months ended September 30, 2021 and 2020, depreciation expenses were $28,711 and $36,209, respectively.